Financial Assets and Financial Liabilities - Summary of Financial Assets Subject Offsetting (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross assets	₩ 58,041,714	₩ 54,906,857
Gross liabilities offset	(44,810,815)	(41,298,745)
Net amounts in the statement of financial position	13,230,899	13,608,112
Non-offsetting amount
Financial Instruments	(10,691,324)	(10,975,398)
Cash Collateral	(235,749)	(263,564)
Net amount	2,303,826	2,369,150
Derivatives held for trading and Derivatives linked securities
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross assets	3,673,348	5,425,708
Net amounts in the statement of financial position	3,673,348	5,425,708
Derivatives held for hedging
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross assets	188,828	334,874
Net amounts in the statement of financial position	188,828	334,874
Non-offsetting amount
Financial Instruments	(2,352,365)	(3,940,729)
Cash Collateral	(235,749)	(263,564)
Net amount	1,274,062	1,556,289
Unsettled spot exchange receivable
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross assets	2,384,503	3,435,657
Net amounts in the statement of financial position	2,384,503	3,435,657
Non-offsetting amount
Financial Instruments	(2,380,556)	(3,434,222)
Net amount	3,947	1,435
Bonds purchased under repurchase agreements
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross assets	5,955,194	3,600,447
Net amounts in the statement of financial position	5,955,194	3,600,447
Non-offsetting amount
Financial Instruments	(5,955,194)	(3,600,447)
Domestic exchange settlement debits
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross assets	43,497,849	37,549,292
Gross liabilities offset	(42,482,911)	(36,823,836)
Net amounts in the statement of financial position	1,014,938	725,456
Non-offsetting amount
Net amount	1,014,938	725,456
Other financial instruments
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross assets	2,341,992	4,560,879
Gross liabilities offset	(2,327,904)	(4,474,909)
Net amounts in the statement of financial position	14,088	85,970
Non-offsetting amount
Financial Instruments	(3,209)
Net amount	₩ 10,879	₩ 85,970